Fair Value Measurements - Summary of Financial Assets Measured and Recorded at Fair Value on Recurring Basis (Detail)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investment	¥ 265,869,717	$ 38,669,147	¥ 62,380,000
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investment	265,869,717	38,669,147	62,380,000
Long-term available-for-sale debt securities	50,564,859	7,354,354	49,468,402
Fair Value, Measurements, Recurring [Member] | Observable Input (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investment	265,869,717	38,669,147	62,380,000
Fair Value, Measurements, Recurring [Member] | Non-Observable Input (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term available-for-sale debt securities	¥ 50,564,859	$ 7,354,354	¥ 49,468,402